FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended		3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2014 Deerfield Royalty Agreement [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2014 Royalty Agreement [Member] Fair Value, Inputs, Level 3 [Member]
Liability recorded upon acquisition			$ (58,893)		$ (50,927)	$ (2,600)	$ (2,187)
Operational gain (loss) recognized in earnings	(17,633)	(2,976)	(17,639)	(26,959)	18,993	(105)	(52)
Payment of interest on acquisition liability note			1,390
Reimbursement of acquisition liability note			12,000
Interest expense recognized in earnings for 2013						(1,990)
Net carrying value			$ (63,142)	$ (58,893)		$ (4,695)	$ (2,239)